SCHEDULE OF CONTRACT ASSETS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Contract Assets	$ 154,084	$ 750
Subscription revenue [member]
IfrsStatementLineItems [Line Items]
Contract Assets	46,160	750
Data service revenue [member]
IfrsStatementLineItems [Line Items]
Contract Assets	$ 107,924